EQUITY (Details 4 - RSU Narrative) $ / shares in Units, $ in Thousands			3 Months Ended			12 Months Ended
	Oct. 02, 2014 shares	Jun. 13, 2014 shares	Mar. 31, 2016 USD ($) shares		Mar. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares	Dec. 18, 2013 $ / shares
EQUITY
Share-based compensation | $			$ 2,381		$ 1,680
Restricted Stock Units (RSUs)
EQUITY
Grants in period (shares)			1,093,015	[1],[2]		1,138,787	1,318,152
Performance-based Cliff Vest
EQUITY
Grants in period (shares)						720,000	180,000
Service Based 3 Year Vest [Member]
EQUITY
Grants in period (shares)						340,000	362,070
Service Based 3 Year Vest [Member] | Initial Vest [Member]
EQUITY
Award vesting period			3 years			3 years	3 years
Award vesting rights, percentage			33.00%			33.00%	33.00%
Service Based 3 Year Vest [Member] | Remaining Tranches [Member]
EQUITY
Award vesting period			2 years			2 years	2 years
Service Based 3 Year Vest [Member] | Director
EQUITY
Grants in period (shares)						65,868	76,082
Service Based 4 Year Vest [Member] | 2013 RSU Grants
EQUITY
Grants in period (shares)								15,000
Award vesting period								4 years
Award vesting rights, percentage								25.00%
Service Based 4 Year Vest [Member] | 2013 RSU Grants | Remaining Tranches [Member]
EQUITY
Award vesting period								3 years
Service Based 5 Year Vest [Member] | October 2014 RSUs [Member]
EQUITY
Grants in period (shares)	100,000
Number of tranches	5
Award vesting period	4 years
Award vesting rights, percentage	5.00%
Service Based 5 Year Vest [Member] | October 2014 RSUs [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY
Award vesting rights, percentage	20.00%
Service Based 5 Year Vest [Member] | October 2014 RSUs [Member] | Remaining Tranches [Member]
EQUITY
Grants in period (shares)	20,000
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member]
EQUITY
Grants in period (shares)		600,000
Number of tranches		5
Plan modification, incremental compensation cost | $						$ 400
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY
Award vesting rights, percentage		20.00%
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY
Award vesting rights, percentage		20.00%
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member] | Share-based Compensation Award, Tranche Three [Member]
EQUITY
Award vesting rights, percentage		20.00%
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member] | Share-based Compensation Award, Tranche Four [Member]
EQUITY
Award vesting rights, percentage		20.00%
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member] | Share-based Compensation Award, Tranche Five [Member]
EQUITY
Award vesting rights, percentage		20.00%
Service Based 5 Year Vest [Member] | June 2014 RSUs [Member] | Co-Presidents [Member] | Remaining Tranches [Member]
EQUITY
Grants in period (shares)		120,000
Award vesting period		4 years
Award vesting rights, percentage		5.00%
CIFC Parent Holdings LLC [Member]
EQUITY
Share-based compensation | $						$ 202	$ 100
Warrant | DFR Holdings LLC
EQUITY
Class of warrant, outstanding			2,000,000			2,000,000	2,000,000	2,000,000
Class of warrant, exercise price of warrants or rights | $ / shares									$ 6.375
Proceeds from extension of warrants | $							$ 200

[1]	Shareholder approval is required to increase the number of shares available under the Company’s 2011 Stock and Incentive Plan to accommodate these new grants.
[2]	Weighted average grant date fair value excludes 360,000 of performance based RSUs for which performance hurdles will be determined in the future.